Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue:	$ 18,433,172	$ 14,004,527	$ 13,326,824
Cost of sales:	9,514,686	6,426,973	8,392,767
Gross profit	8,918,486	7,577,554	4,934,057
Operating expenses:
Amortization and expiration of operating lease right-of-use assets (Note 13)		6,781	29,748
Depreciation and amortization (Notes 5 and 6)	182,948	244,179	558,740
Directors fees	8,679	8,510	7,505
General and administrative (Note 16)	693,923	689,407	673,654
Loss on disposal of equipment		1,927
Provision for doubtful debts (Note 2)	103,811	114,480	84,952
Salaries, wages, consultants and benefits	814,213	622,394	705,830
Selling and marketing	1,876,296	1,465,833	1,268,218
Stock awareness program			146,300
Stock-based compensation (Note 9)	253,775	379,247	515,116
Software technology development (Note 8)	4,559,227	3,445,018	2,999,079
Total operating expenses	8,492,872	6,977,776	6,989,142
Income (Loss) before other income (expense) and income taxes	425,614	599,778	(2,055,085)
Other income (expense):
Foreign exchange (loss) gain	(36,888)	(88,701)	1,139
Gain on derivative liability – warrants (Note 9(c))			51
Interest and other income	42,223	643	1,049
Gain on settlement of debt			14,812
Net income (loss) before income taxes	430,949	511,720	(2,038,034)
Provision for income taxes (Note 12)	25,868	(158,580)	25,978
Deferred taxation recovery (Note 12)
Net income (loss) and comprehensive income (loss)	$ 456,817	$ 353,140	$ (2,012,056)
Basic loss per common share	$ 0.00	$ 0.00	$ (0.02)
Diluted loss per common share	$ 0.00	$ 0.00	$ (0.02)
Weighted average common shares outstanding, basic (Note 2)	131,304,499	131,304,499	131,305,254
Weighted average common shares outstanding, diluted (Note 2)	131,304,499	131,304,499	131,305,254